Restatement of Previously Issued Financial Statements - Schedule of Effect of Restatement Financial Statement - Statement of Operations (Detail) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Adjustments For Change In Accounting Principle [Line Items]
Change in fair value of warrant liabilities	$ 668,000	$ (49,440)	$ (71,070)			$ (64,890)	$ (114,330)	$ (1,996,140)
Other income (expense), net	666,000	(8,925)	(18,793)	(17,000)		1,677,258	1,668,333	(206,181)
Income (loss) before income taxes		(186,126)	(331,118)	1,557,297	$ (1,000)	1,226,179	1,040,053	(2,729,196)
Net income (loss)	$ (19,458,000)	$ (157,422)	$ (276,507)	$ (6,852,000)	$ (1,000)	$ 955,055	$ 797,633	$ (2,928,961)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption								23,619,408
Weighted average shares outstanding, basic and diluted	163,955,593	7,405,916	7,389,205	135,039,812	6,337,784 [1]	7,168,830	7,248,694	7,292,253 [1]
Basic and diluted net loss per share, Common stock	$ (0.12)		$ (0.05)	$ (0.05)	$ 0.00	$ (0.06)	$ (0.08)	$ (0.59)
As Previously Reported [Member]
Adjustments For Change In Accounting Principle [Line Items]
Change in fair value of warrant liabilities				$ 6,180
Other income (expense), net		$ 40,515	$ 52,277	1,689,871		$ 1,742,148	$ 1,782,663	$ 1,789,959
Income (loss) before income taxes		(136,686)	(260,048)	1,551,117		1,291,069	1,154,383	(733,056)
Net income (loss)		$ (107,982)	$ (205,437)	$ 1,225,382		$ 1,019,945	$ 911,963	$ (932,821)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption								23,705,712
Weighted average shares outstanding, basic and diluted		7,537,344	7,347,667	6,780,707		7,065,753	7,164,018	7,214,461
Basic and diluted net loss per share, Common stock			$ (0.04)			$ (0.05)	$ (0.07)	$ (0.32)
Adjustments [Member]
Adjustments For Change In Accounting Principle [Line Items]
Change in fair value of warrant liabilities		$ (49,440)	$ (71,070)	$ 6,180		$ (64,890)	$ (114,330)	$ (1,996,140)
Other income (expense), net		(49,440)	(71,070)	6,180		(64,890)	(114,330)	(1,996,140)
Income (loss) before income taxes		(49,440)	(71,070)	6,180		(64,890)	(114,330)	(1,996,140)
Net income (loss)		$ (49,440)	$ (71,070)	$ 6,180		$ (64,890)	$ (114,330)	$ (1,996,140)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption								(86,304)
Weighted average shares outstanding, basic and diluted		(131,428)	41,538	165,550		103,077	84,676	77,792
Basic and diluted net loss per share, Common stock			$ (0.01)			$ (0.01)	$ (0.01)	$ (0.27)

[1]	Excludes an aggregate of 787,500 shares subject to forfeiture at December 31, 2019 (see Note 7).